INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
OPERATING ACTIVITIES
Net income	$ 271	$ 439
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	618	687
Share-based compensation	128	94
Gain on acquisition of joint venture interest	0	(31)
Finance income	(69)	(78)
Finance expense	45	47
Deferred income taxes, net	85	(84)
Gain on disposal of property, plant and equipment	(14)	(71)
Other operating activities	(23)	7
Change in assets and liabilities, net of acquisitions:
Receivables, prepayments and other assets	115	(96)
Inventories	(45)	(89)
Trade and other payables	(181)	(95)
Net change in working capital	(111)	(280)
Interest received	63	66
Interest paid	(29)	(28)
Income taxes paid	(17)	(6)
Net cash provided by operating activities	947	762
INVESTING ACTIVITIES
Purchases of property, plant and equipment and intangible assets	(723)	(325)
Acquisitions, net of cash acquired	(440)	(19)
Proceeds from sale of property, plant and equipment and intangible assets	15	74
Purchases of equity securities	(5)	(68)
Purchases of marketable securities	(978)	(785)
Proceeds from sale of marketable securities	292	75
Proceeds from maturities of marketable securities	644	626
Other investing activities	25	4
Net cash used in investing activities	(1,170)	(418)
FINANCING ACTIVITIES
Net proceeds from borrowings	0	14
Purchase of treasury stock	(400)	0
Repayments of debt and lease obligations	(65)	(783)
Proceeds from issuance of equity instruments, net of taxes paid	(33)	17
Net cash used in financing activities	(498)	(752)
Effect of exchange rate changes on cash and cash equivalents	(1)	6
Net increase (decrease) in cash and cash equivalents	(722)	(402)
Cash and cash equivalents at the beginning of the period	1,809	2,192
Cash and cash equivalents at the end of the period	$ 1,087	$ 1,790